Guarantees, commitments and risks - Expected payments under contractual obligations (Details) € in Millions	Dec. 31, 2024 EUR (€)
Guarantees, commitments and risks
Contractual obligations	€ 163,302
2025
Guarantees, commitments and risks
Contractual obligations	24,500
2026
Guarantees, commitments and risks
Contractual obligations	22,088
2027
Guarantees, commitments and risks
Contractual obligations	17,250
2028
Guarantees, commitments and risks
Contractual obligations	15,436
2029
Guarantees, commitments and risks
Contractual obligations	13,241
2030 and thereafter
Guarantees, commitments and risks
Contractual obligations	70,787
Subsidiaries | Assets held for sale
Guarantees, commitments and risks
Contractual obligations	155
Decommissioning liabilities
Guarantees, commitments and risks
Contractual obligations	14,469
Decommissioning liabilities | 2025
Guarantees, commitments and risks
Contractual obligations	918
Decommissioning liabilities | 2026
Guarantees, commitments and risks
Contractual obligations	614
Decommissioning liabilities | 2027
Guarantees, commitments and risks
Contractual obligations	577
Decommissioning liabilities | 2028
Guarantees, commitments and risks
Contractual obligations	572
Decommissioning liabilities | 2029
Guarantees, commitments and risks
Contractual obligations	779
Decommissioning liabilities | 2030 and thereafter
Guarantees, commitments and risks
Contractual obligations	11,009
Environmental liabilities
Guarantees, commitments and risks
Contractual obligations	3,738
Environmental liabilities | 2025
Guarantees, commitments and risks
Contractual obligations	743
Environmental liabilities | 2026
Guarantees, commitments and risks
Contractual obligations	603
Environmental liabilities | 2027
Guarantees, commitments and risks
Contractual obligations	457
Environmental liabilities | 2028
Guarantees, commitments and risks
Contractual obligations	361
Environmental liabilities | 2029
Guarantees, commitments and risks
Contractual obligations	354
Environmental liabilities | 2030 and thereafter
Guarantees, commitments and risks
Contractual obligations	1,220
Purchase obligations
Guarantees, commitments and risks
Contractual obligations	145,077
Purchase obligations | 2025
Guarantees, commitments and risks
Contractual obligations	22,828
Purchase obligations | 2026
Guarantees, commitments and risks
Contractual obligations	20,864
Purchase obligations | 2027
Guarantees, commitments and risks
Contractual obligations	16,216
Purchase obligations | 2028
Guarantees, commitments and risks
Contractual obligations	14,503
Purchase obligations | 2029
Guarantees, commitments and risks
Contractual obligations	12,108
Purchase obligations | 2030 and thereafter
Guarantees, commitments and risks
Contractual obligations	58,558
Gas take-or-pay contracts
Guarantees, commitments and risks
Contractual obligations	139,874
Gas take-or-pay contracts | 2025
Guarantees, commitments and risks
Contractual obligations	20,015
Gas take-or-pay contracts | 2026
Guarantees, commitments and risks
Contractual obligations	19,672
Gas take-or-pay contracts | 2027
Guarantees, commitments and risks
Contractual obligations	15,800
Gas take-or-pay contracts | 2028
Guarantees, commitments and risks
Contractual obligations	14,170
Gas take-or-pay contracts | 2029
Guarantees, commitments and risks
Contractual obligations	11,970
Gas take-or-pay contracts | 2030 and thereafter
Guarantees, commitments and risks
Contractual obligations	58,247
Gas ship or pay contracts
Guarantees, commitments and risks
Contractual obligations	2,278
Gas ship or pay contracts | 2025
Guarantees, commitments and risks
Contractual obligations	683
Gas ship or pay contracts | 2026
Guarantees, commitments and risks
Contractual obligations	514
Gas ship or pay contracts | 2027
Guarantees, commitments and risks
Contractual obligations	331
Gas ship or pay contracts | 2028
Guarantees, commitments and risks
Contractual obligations	329
Gas ship or pay contracts | 2029
Guarantees, commitments and risks
Contractual obligations	135
Gas ship or pay contracts | 2030 and thereafter
Guarantees, commitments and risks
Contractual obligations	286
Other purchase obligations
Guarantees, commitments and risks
Contractual obligations	2,925
Other purchase obligations | 2025
Guarantees, commitments and risks
Contractual obligations	2,130
Other purchase obligations | 2026
Guarantees, commitments and risks
Contractual obligations	678
Other purchase obligations | 2027
Guarantees, commitments and risks
Contractual obligations	85
Other purchase obligations | 2028
Guarantees, commitments and risks
Contractual obligations	4
Other purchase obligations | 2029
Guarantees, commitments and risks
Contractual obligations	3
Other purchase obligations | 2030 and thereafter
Guarantees, commitments and risks
Contractual obligations	25
Other obligations
Guarantees, commitments and risks
Contractual obligations	18
Other obligations | 2025
Guarantees, commitments and risks
Contractual obligations	11
Other obligations | 2026
Guarantees, commitments and risks
Contractual obligations	7
Memorandum of intent Val d'Agri
Guarantees, commitments and risks
Contractual obligations	18
Memorandum of intent Val d'Agri | 2025
Guarantees, commitments and risks
Contractual obligations	11
Memorandum of intent Val d'Agri | 2026
Guarantees, commitments and risks
Contractual obligations	€ 7